Consolidated Statements of Income - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
GROSS SALES				$ 15,774,578	$ 4,593,109
Returns				(52,067)	(2,290)
Discounts				(2,342,802)	(128,195)
NET SALES	$ 7,679,766	$ 5,617,447	$ 11,065,839	13,379,709	4,462,624
COST OF GOODS SOLD	3,544,076	3,258,713	4,783,517	6,918,254	4,312,106
GROSS PROFIT	4,135,690	2,358,733	6,282,322	6,461,455	150,518
OPERATING EXPENSES
Advertising	419,047	70,635	742,852	343,123	63,859
Depreciation	67,934	289,893	101,901	135,427	359,415
Amortization	589,007		883,511	1,178,015	74,944
Selling, Office and Administration	3,917,562	1,998,478	6,847,469	5,150,586	1,459,501
TOTAL OPERATING EXPENSES	4,993,550	2,359,006	8,575,733	6,807,151	1,957,719
INCOME (LOSS) FROM OPERATIONS	(857,861)	(273)	(2,293,411)	(345,696)	(1,807,201)
OTHER INCOME (EXPENSES)
Interest Expense	(136,501)	(437,740)	(212,117)	(259,608)	(263,628)
Interest Income				169,323
Loss on Settlement				(650,000)
Miscellaneous Income	214,547	4,108	278,522	426,866	66,186
TOTAL OTHER INCOME	78,046	(433,632)	66,405	(313,419)	(197,442)
NET INCOME BEFORE PROVISION FOR INCOME TAXES	(779,815)	(433,906)	(2,227,006)	(659,115)	(2,004,642)
Provision for Income Taxes	868,495		1,319,288	(657,546)
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ (1,648,310)	$ (433,906)	$ (3,546,294)	$ (1,316,661)	$ (2,004,642)